Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue

Note 14 — Revenue

The Company derives revenue by product and merchandise sales of components for automotive and home appliance magnets. The Company did not have revenue for the three and six months ended June 30, 2025. For the three and six months ended June 30, 2026, all revenue recognized was product sales at a point in time and generated in the Republic of Korea. The destination of revenue for three and six months ended June 30, 2026 was as follows:

in thousands	Three Months Ended June 30, 2026	Six Months Ended June 30, 2026
Korean domestic sales	$1,587	$3,386
Export sales	49	129
Total revenue	$1,636	$3,515

For the three and six months ended June 30, 2026, all export sales were to China.